GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	COMMON STOCKS - 36.32%
	Aerospace & Defense - 0.98%
885	General Dynamics Corp.	$166,610
1,025	Lockheed Martin Corp.	387,809
5,021	Raytheon Technologies Corp.	428,341
		982,760
	Air Freight & Logistics - 0.60%
2,880	United Parcel Service, Inc. - Class B	598,954
	Banks - 1.63%
4,917	Citizens Financial Group, Inc.	225,543
14,288	Huntington Bancshares, Inc.	203,890
832	M&T Bank Corp.	120,898
1,071	PNC Financial Services Group, Inc.	204,304
11,427	Regions Financial Corp.	230,597
7,282	Truist Financial Corp.	404,150
4,156	U.S. Bancorp	236,767
		1,626,149
	Beverages - 2.00%
19,143	Coca-Cola Co.	1,035,828
6,530	PepsiCo, Inc.	967,550
		2,003,378
	Biotechnology - 1.83%
6,802	AbbVie, Inc.	766,177
2,689	Amgen, Inc.	655,444
5,946	Gilead Sciences, Inc.	409,442
		1,831,063
	Building Products - 0.27%
3,934	Johnson Controls International PLC - ADR	269,990
	Capital Markets - 1.29%
447	BlackRock, Inc.	391,112
1,435	CME Group, Inc.	305,196
3,911	State Street Corp.	321,797
1,391	T. Rowe Price Group, Inc. (a)	275,376
		1,293,481
	Chemicals - 0.33%
1,136	Air Products & Chemicals, Inc.	326,805
	Communications Equipment - 0.96%
18,147	Cisco Systems, Inc.	961,791
	Consumer Finance - 0.21%
4,304	Synchrony Financial	208,830
	Diversified Telecommunication Services - 1.97%
32,134	AT&T, Inc.	924,817
18,729	Verizon Communications, Inc.	1,049,385
		1,974,202
	Electric Utilities - 1.72%
2,272	American Electric Power Co., Inc.	192,188
3,856	Duke Energy Corp.	380,664
959	Eversource Energy	76,950
10,752	NextEra Energy, Inc.	787,908
4,226	Xcel Energy, Inc.	278,409
		1,716,119
	Electrical Equipment - 0.89%
2,982	Eaton Corp. PLC - ADR	441,873
4,651	Emerson Electric Co. (a)	447,612
		889,485
	Food & Staples Retailing - 0.47%
3,140	Sysco Corp.	244,135
4,258	Walgreens Boots Alliance, Inc.	224,013
		468,148
	Food Products - 0.87%
3,951	Archer-Daniels-Midland Co.	239,431
4,670	General Mills, Inc.	284,543
5,566	Mondelez International, Inc. - Class A	347,541
		871,515
	Health Care Equipment & Supplies - 0.57%
4,563	Medtronic PLC - ADR	566,405
	Health Care Providers & Services - 0.50%
6,026	CVS Health Corp.	502,809
	Hotels, Restaurants & Leisure - 0.77%
3,330	McDonald's Corp.	769,197
	Household Durables - 0.17%
792	Whirlpool Corp.	172,672
	Household Products - 1.83%
4,962	Colgate-Palmolive Co.	403,659
1,602	Kimberly-Clark Corp.	214,316
9,001	Procter & Gamble Co.	1,214,504
		1,832,479
	Industrial Conglomerates - 1.33%
3,418	3M Co.	678,917
2,976	Honeywell International, Inc.	652,786
		1,331,703
	Insurance - 1.33%
6,011	Aflac, Inc. (a)	322,550
2,582	Chubb Ltd. - ADR	410,384
3,617	Hartford Financial Services Group, Inc.	224,145
2,194	Progressive Corp.	215,473
1,062	Travelers Cos., Inc.	158,992
		1,331,544
	IT Services - 1.24%
2,104	Automatic Data Processing, Inc.	417,896
4,400	International Business Machines Corp.	644,997
1,631	Paychex, Inc.	175,006
		1,237,899
	Leisure Products - 0.08%
855	Hasbro, Inc.	80,815
	Machinery - 0.66%
1,181	Cummins, Inc.	287,939
1,057	Illinois Tool Works, Inc.	236,303
1,514	PACCAR, Inc.	135,125
		659,367
	Media - 0.30%
6,605	ViacomCBS, Inc.	298,546
	Metals & Mining - 0.24%
2,514	NUCOR Corp.	241,168
	Multiline Retail - 0.36%
1,479	Target Corp.	357,533
	Multi-Utilities - 0.96%
3,306	Ameren Corp.	264,612
2,563	Consolidated Edison, Inc.	183,818
1,817	DTE Energy Co.	235,483
2,109	Sempra Energy (a)	279,401
		963,314
	Pharmaceuticals - 4.75%
10,743	Bristol-Myers Squibb Co.	717,847
3,185	Eli Lilly & Co.	731,021
8,884	Johnson & Johnson	1,463,551
12,068	Merck & Co., Inc.	938,528
23,421	Pfizer, Inc.	917,166
		4,768,113
	Semiconductors & Semiconductor Equipment - 2.28%
997	Analog Devices, Inc.	171,644
19,929	Intel Corp.	1,118,813
2,083	Maxim Integrated Products, Inc.	219,465
4,050	Texas Instruments, Inc.	778,815
		2,288,737
	Specialty Retail - 1.40%
910	Best Buy Co., Inc.	104,632
4,071	Home Depot Inc.	1,298,201
		1,402,833
	Technology Hardware, Storage & Peripherals - 0.29%
9,480	HP, Inc.	286,201
	Tobacco - 1.24%
10,556	Altria Group, Inc.	503,310
7,476	Philip Morris International, Inc.	740,946
		1,244,256
	Total Common Stocks (Cost $30,431,180)	36,358,261

	INVESTMENT COMPANIES - 35.33%
	Exchange Traded Funds - 35.33%
141,498	Global X MLP ETF	5,468,898
70,214	Schwab U.S. Large-Cap ETF	7,300,150
1,187	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	108,575
111,994	Vanguard High Dividend Yield ETF (a)	11,733,611
104,838	Vanguard International High Dividend Yield ETF (a)	7,126,887
35,633	Vanguard Real Estate ETF (a)	3,627,083
	Total Investment Companies (Cost $34,497,189)	35,365,204

	SHORT TERM INVESTMENTS - 26.91%
	Money Market Funds - 17.85%
	DWS Government Money Market Series - Institutional Shares
17,866,722	Effective Yield, 0.04% (b)	17,866,722

Principal
Amount
	U.S. Treasury Note - 9.06%
3,000,000	1.125%, 09/30/2021 (c)	3,008,097
3,000,000	1.750%, 11/30/2021 (c)	3,020,922
3,000,000	1.750%, 03/31/2022 (c)	3,037,380
		9,066,399
	Total Short Term Investments (Cost $26,932,285)	26,933,121
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.26%
	Mount Vernon Liquid Assets Portfolio, LLC
10,269,212	Effective Yield, 0.10% (b)	10,269,212
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $10,269,212)	10,269,212

	Total Investments (Cost $102,129,866) - 108.82%	108,925,798
	Liabilities in Excess of Other Assets - (8.82)%	(8,827,838)
	TOTAL NET ASSETS - 100.00%	$100,097,960

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2021.
(c)	All or a portion of this security is held as collateral for certain written options contracts. The approximate value of the portion on these securities held as collateral is $5,540,040.

GuidePath® Growth and Income Fund
Schedule of Open Futures Contracts (Unaudited)
June 30, 2021

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	100	$ 21,443,000	Sep-21	$186,597
				$186,597

GuidePath® Growth and Income Fund
Schedule of Options Written (Unaudited)
June 30, 2021

Notional Amount	Number of Contracts	Put Options Options on Equities	Value
$2,105,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 09, 2021
		Exercise Price: $4,210.00	$(2,980)
2,110,000	5	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 09, 2021
		Exercise Price: $4,220.00	(3,385)
4,280,000	10	CBOE S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 30, 2021
		Exercise Price: $4,280.00	(50,800)
2,110,000	5	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 16, 2021
		Exercise Price: $4,220.00	(8,355)
2,115,000	5	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 16, 2021
		Exercise Price: $4,230.00	(8,550)
2,120,000	5	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 16, 2021
		Exercise Price: $4,240.00	(9,630)
4,200,000	10	S&P Dow Jones Index
		Counterparty: NatWest Market Securities
		Expiration: July 02, 2021
		Exercise Price: $4,180.00	(700)
2,090,000	5	S&P Dow Jones Index
		Counterparty: NatWest Market Securities
		Expiration: July 23, 2021
		Exercise Price: $4,200.00	(10,005)
2,115,000	5	S&P Dow Jones Index
		Counterparty: NatWest Market Securities
		Expiration: July 23, 2021
		Exercise Price: $4,230.00	(13,315)
2,150,000	5	S&P Dow Jones Index
		Counterparty: NatWest Market Securities
		Expiration: August 6, 2021
		Exercise Price: $4,300.00	(32,755)
	Total Written Options (Premiums Received $402,124)		$(140,475)